Commitments - Capital Commitments Outstanding not Provided for in Financial Statements (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about capital commitment [line items]
Capital commitments	¥ 106,881	¥ 64,623
Aircraft, engines and flight equipment [member]
Disclosure of detailed information about capital commitment [line items]
Capital commitments	97,329	54,662
Acquisition interest in joint venture [member]
Disclosure of detailed information about capital commitment [line items]
Capital commitments	52	185
Joint ventures [member]
Disclosure of detailed information about capital commitment [line items]
Authorised but not contracted for	14	24
Investments accounted for using equity method [member]
Disclosure of detailed information about capital commitment [line items]
Capital commitments	237	380
Other property, plant and equipment [member]
Disclosure of detailed information about capital commitment [line items]
Capital commitments	3,865	3,796
Authorised but not contracted for	5,450	5,785
Capital commitments	9,315	9,581
Acquisition Interest In Associate [Member]
Disclosure of detailed information about capital commitment [line items]
Capital commitments	¥ 171	¥ 171